Employee Benefit Plan - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan matching contributions	$ 100,000	$ 100,000	$ 100,000	$ 100,000